LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [Abstract]
Disclosure of detailed information about lease liability [Table Text Block]
Lease liability	Total
Lease liability, December 31, 2023	$16,636
Additions	383,391
Lease payments	(106,099)
Lease reduction	(178,025)
Lease liability, December 31, 2024	$115,903
Lease payments	(42,958)
Lease liability, December 31, 2025	$72,945
Current portion	$56,997
Long-term portion	15,948
$72,945